Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Mar. 26, 2023	Apr. 16, 2021	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021	Mar. 27, 2021
Significant Accounting Policies [Line Items]
Amounts receivable from credit card issuers			$ 1,300	$ 2,000
Accounts receivable periods			30 days
Intangible assets			$ 7,000	6,000
Accumulated amortization of intangible assets			1,000	1,000
Asset impairment charges			0	0	$ 0
Reimbursement of advertising cost			1,100	1,000		$ 700
Advertising and marketing expense			8,100	8,800		6,500
Accounts receivable, related parties			$ 1,815	1,543	$ 0	$ 0
Computer Software, Intangible Asset [Member]
Significant Accounting Policies [Line Items]
Finite lived intangible assets useful lives			5 years
RMBG Retail Vancouver ULC [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		49.00%
Accounts receivable, related parties			$ 1,800	$ 1,500
Contribution towards assets of the joint venture		$ 1,600
RMBG Retail Vancouver ULC [Member] | Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Accounts Receivable has been repaid	$ 1,300
FWI LLC [Member] | RMBG Retail Vancouver ULC [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		51.00%
Equity Option [Member]
Significant Accounting Policies [Line Items]
Outstanding
Warrant [Member]
Significant Accounting Policies [Line Items]
Outstanding				10,932	10,932
Cost of Goods Sold [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)			$ (1,400)	$ (200)	$ 1,600
Interest and Other Financial Costs [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)			$ (500)	$ 100	$ 1,300
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days			90 days
Consumer credit receivable charges			9.99%
Maximum [Member] | Trademarks and Trade Names [Member]
Significant Accounting Policies [Line Items]
Finite lived intangible assets useful lives			20 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days			10 days
Consumer credit receivable charges			0.00%
Minimum [Member] | Trademarks and Trade Names [Member]
Significant Accounting Policies [Line Items]
Finite lived intangible assets useful lives			15 years